INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
INTANGIBLE ASSETS [abstract]
Schedule of intangible assets
	Gas processing rights under NWS Project	Drilling rig contracts and seismic data usage rights	Marketing transportation and storage contracts	Software and others	Goodwill	Total

Cost:
At January 1, 2017	1,273	1,705	1,631	2,738	14,748	22,095
Additions	-	-	-	206	-	206
Disposal	-	(1,662)	(54)	(199)	-	(1,915)
Exchange differences	(74)	(43)	(93)	(57)	(856)	(1,123)
At December 31, 2017	1,199	-	1,484	2,688	13,892	19,263

At January 1, 2018	1,199	-	1,484	2,688	13,892	19,263
Additions	-	-	-	282	-	282
Disposal	-	-	(50)	(29)	-	(79)
Exchange differences	60	-	73	46	700	879
At December 31, 2018	1,259	-	1,507	2,987	14,592	20,345

Accumulated amortization:
At January 1, 2017	(729)	(1,364)	(1,312)	(2,046)	-	(5,451)
Amortization charge for the year	(46)	(332)	(57)	(419)	-	(854)
Disposal	-	1,662	54	199	-	1,915
Exchange differences	43	34	76	44	-	197
At December 31, 2017	(732)	-	(1,239)	(2,222)	-	(4,193)

At January 1, 2018	(732)	-	(1,239)	(2,222)	-	(4,193)
Amortization charge for the year	(65)	-	(48)	(261)	-	(374)
Disposal	-	-	50	29	-	79
Exchange differences	(39)	-	(62)	(39)	-	(140)
At December 31, 2018	(836)	-	(1,299)	(2,493)	-	(4,628)

Net book value:
At December 31, 2017	467	-	245	466	13,892	15,070

At December 31, 2018	423	-	208	494	14,592	15,717